Loans Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Loans
10.1 Details of loans as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Loans measured at amortized cost	￦	449,676,848	￦	477,066,990
Deferred loan origination fees and costs		591,244		638,230
Less: Allowances for credit losses		(5,462,805)		(5,633,380)

	￦	444,805,287	￦	472,071,840

Summary of Loans for other Banks
10.2 Details of loans to banks as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Loans measured at amortized cost	￦	11,569,466	￦	9,830,773
Less: Allowances for credit losses		(20,429)		(31,158)

	￦	11,549,037	￦	9,799,615

Summary of Loan Types and Customer Types of Loans to Customers other than Banks
10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	178,476,837	￦	190,160,636	￦	—	￦	368,637,473
Loans in foreign currencies		4,859,698		25,449,011		—		30,308,709
Domestic import usance bills		—		3,398,981		—		3,398,981
Off-shore funding loans		—		507,683		—		507,683
Call loans		—		269,198		—		269,198
Bills bought in Korean won		—		1,861		—		1,861
Bills bought in foreign currencies		—		1,276,579		—		1,276,579
Guarantee payments under acceptances and guarantees		—		20,085		—		20,085
Credit card receivables in Korean won		—		—		22,304,522		22,304,522
Credit card receivables in foreign currencies		—		—		45,449		45,449
Bonds purchased under repurchase agreements		—		3,633,073		—		3,633,073
Privately placed bonds		—		901,609		—		901,609
Factored receivables		70		99		—		169
Lease receivables		447,494		337,407		—		784,901
Loans for installment credit		5,908,190		700,144		—		6,608,334

		189,692,289		226,656,366		22,349,971		438,698,626

Proportion (%)		43.24		51.67		5.09		100.00
Less: Allowances for credit losses		(1,369,081)		(3,137,470)		(935,825)		(5,442,376)

	￦	188,323,208	￦	223,518,896	￦	21,414,146	￦	433,256,250

(In millions of Korean won)	December 31, 2024
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	188,109,614	￦	203,391,791	￦	—	￦	391,501,405
Loans in foreign currencies		5,978,891		26,954,295		—		32,933,186
Domestic import usance bills		—		3,790,808		—		3,790,808
Off-shore funding loans		—		626,058		—		626,058
Bills bought in Korean won		—		1,862		—		1,862
Bills bought in foreign currencies		—		2,379,270		—		2,379,270
Guarantee payments under acceptances and guarantees		—		16,930		—		16,930
Credit card receivables in Korean won		—		—		23,436,170		23,436,170
Credit card receivables in foreign currencies		—		—		42,304		42,304
Bonds purchased under repurchase agreements		—		4,967,067		—		4,967,067
Privately placed bonds		—		389,783		—		389,783
Factored receivables		7		62,602		—		62,609
Lease receivables		406,844		194,057		—		600,901
Loans for installment credit		6,327,692		798,402		—		7,126,094

		200,823,048		243,572,925		23,478,474		467,874,447

Proportion (%)		42.92		52.06		5.02		100.00
Less: Allowances for credit losses		(1,587,817)		(3,137,665)		(876,740)		(5,602,222)

	￦	199,235,231	￦	240,435,260	￦	22,601,734	￦	462,272,225

Summary of Changes in Deferred Loan Origination Fees and Costs
10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	2023
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	594,509	￦	416,003	￦	(387,019)	￦	—	￦	623,493
Others 1		68,167		53,006		(43,812)		(364)		76,997

		662,676		469,009		(430,831)		(364)		700,490

Deferred loan origination fees
Loans in Korean won		42,835		11,859		(17,692)		—		37,002
Others 2		67,007		9,255		(7,597)		3,579		72,244

		109,842		21,114		(25,289)		3,579		109,246

	￦	552,834	￦	447,895	￦	(405,542)	￦	(3,943)	￦	591,244

(In millions of Korean won)

	2024
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	623,493	￦	464,364	￦	(406,506)	￦	—	￦	681,351
Others 1		76,997		73,259		(57,159)		3,886		96,983

		700,490		537,623		(463,665)		3,886		778,334

Deferred loan origination fees
Loans in Korean won		37,002		44,345		(27,267)		—		54,080
Others 2		72,244		42,950		(38,031)		8,861		86,024

		109,246		87,295		(65,298)		8,861		140,104

	￦	591,244	￦	450,328	￦	(398,367)	￦	(4,975)	￦	638,230

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies.